Patent Finance Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 19, 2012	Dec. 31, 2014	Jun. 18, 2013	Sep. 13, 2013	Jun. 26, 2014	Dec. 31, 2013	Aug. 01, 2014	Jul. 31, 2014
Debt Instrument [Line Items]
Current portion of obligation		$ 17,418				$ 19,480
Long term portion of obligation		27,465				32,552
Debt instrument, maturity date	Oct. 18, 2017	Jun. 18, 2023
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Discount rate			6.00%
Current portion of obligation		4,271
Long term portion of obligation		13,120
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Discount rate				4.50%
Current portion of obligation		4,792
Long term portion of obligation		14,345
Discount payment stream				1,389
Patent Finance Obligation, Due August 18, 2018 [Member] | Secured Term Debt [Member]
Debt Instrument [Line Items]
Secured term debt, term				5 years
Patent Finance Obligation, Due November 26, 2015 [Member]
Debt Instrument [Line Items]
Discount rate					4.75%
Current portion of obligation		8,355
Discount payment stream					2,143
Secured term debt, term					2 years
Initial payment							12,000	2,143
Patents [Member]
Debt Instrument [Line Items]
Discount rate		16.50%
Discount payment stream		$ 688
Effective interest rate		4.75%